Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of aging schedule of the accounts receivable

	For the years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Less than 3 months	450,326	404,295	55,952
More than 3 months and less than 1 year	111,049	7,468	1,033
More than 1 year	2,999	3,371	467
Total	564,374	415,134	57,452

Summary of roll forward schedule of accounts receivable

	Amount
	RMB	US$
Balance as of June 30, 2021	594,061	91,958
Revenue (including VAT)	2,055,534	318,352
Collections	(2,085,221)	(326,218)
Balance as of June 30, 2022	564,374	84,092
Acquisition of Life Infinity & SCHMC	7,715	1,125
Revenue (including VAT)	2,197,657	316,533
Collections	(2,354,648)	(344,298)
Balance as of June 30, 2023	415,134	57,452

Summary of estimated useful lives of property and equipment

Real estate property	14 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Electronic equipment	3-16 years
Furniture, fixture and other equipment	3-14 years
Motor Vehicles	5 years

Schedule of estimated useful lives of intangible assets

Software	3-5 years
Trademark	7-10 years
Customer relationship	10 years
License	indefinite life

Summary of revenues disaggregated by service line and timing of revenue recognition

	Year Ended June 30, 2021
	Wealth	Asset		Total Net
	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,795,552	1,322	23,928	1,820,802
Revenues recognized over time	—	13,620	—	13,620
Total	1,795,552	14,942	23,928	1,834,422

	Year Ended June 30, 2022
	Wealth	Asset	Health		Total Net
	Management	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,871,958	171	422	22,642	1,895,193
Revenues recognized over time	27,615	19,305	—	—	46,920
Total	1,899,573	19,476	422	22,642	1,942,113

	Year Ended June 30, 2023
	Wealth	Asset	Health		Total Net
	Management	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,901,207	658	86,464	23,321	2,011,650
Revenues recognized over time	48,203	31,904	—	—	80,107
Total	1,949,410	32,562	86,464	23,321	2,091,757
Amounts in US$	280,777	4,690	12,454	3,359	301,280